Note 2 - Summary of Significant Accounting Policies (Details Textual) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2026 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Purchase Obligation	$ 0	$ 0
Goodwill, Impairment Loss	0	0	$ 0
Impairment, Long-Lived Asset, Held-for-Use	0	0	0
Revenue, Remaining Performance Obligation, Amount	0	0	0
Contract with Customer, Liability	$ 0	$ 0	$ 0
Number of Operating Segments	1	1
Number of Reportable Segments	1	1